Intangible assets (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Beginning balance		R$ 18,166
Impairment loss		(21,895)	R$ 0	R$ 0
Ending balance		738,803	18,166
Balance at December 31		738,803	18,166
Cost
Intangible assets
Beginning balance		37,768	35,688
Additions due to business combination (note 9)		744,244
Exchange rate changes		9,216	331
Additions		4,165	1,765
Impairment loss	[1]	(23,518)
Disposals			16
Write-off		(568)
Transfers		0	0
Ending balance		771,307	37,768	35,688
Balance at December 31		771,307	37,768	35,688
Amortization
Intangible assets
Beginning balance		(19,602)	(17,143)	(14,369)
Exchange rate changes		(32)	(298)	(165)
Investment spin-off				37
Amortization additions		(14,516)	(2,177)	(2,777)
Impairment loss	[1]	(1,624)
Disposals			(16)	(131)
Write-off		22
Ending balance		(32,504)	(19,602)	(17,143)
Balance at December 31		(32,504)	(19,602)	(17,143)
Network software
Intangible assets
Beginning balance		1,096
Ending balance		2,399	1,096
Balance at December 31		2,399	1,096
Network software | Cost
Intangible assets
Beginning balance		9,732	9,229
Additions due to business combination (note 9)		191
Exchange rate changes		38	331
Additions		1,999	188
Impairment loss	[1]	0
Disposals			16
Write-off		(18)
Transfers		0	0
Ending balance		11,942	9,732	9,229
Balance at December 31		11,942	9,732	9,229
Network software | Amortization
Intangible assets
Beginning balance		(8,636)	(7,657)	(6,786)
Exchange rate changes		(32)	(298)	(165)
Investment spin-off				37
Amortization additions		(893)	(697)	(874)
Impairment loss	[1]	0
Disposals			(16)	(131)
Write-off		18
Ending balance		(9,543)	(8,636)	(7,657)
Balance at December 31		(9,543)	(8,636)	(7,657)
Software in progress
Intangible assets
Beginning balance		115
Ending balance		391	115
Balance at December 31		391	115
Software in progress | Cost
Intangible assets
Beginning balance		115	445
Additions due to business combination (note 9)		0
Exchange rate changes		0	0
Additions		738	931
Impairment loss	[1]	0
Disposals			0
Write-off		(550)
Transfers		88	(1,261)
Ending balance		391	115	445
Balance at December 31		391	115	445
Software in progress | Amortization
Intangible assets
Beginning balance		0	0	0
Exchange rate changes		0	0	0
Investment spin-off				0
Amortization additions		0	0	0
Impairment loss	[1]	0
Disposals			0	0
Write-off		0
Ending balance		0	0	0
Balance at December 31		0	0	0
Customer relationship
Intangible assets
Beginning balance		0
Ending balance		84,195	0
Balance at December 31		84,195	0
Customer relationship | Cost
Intangible assets
Beginning balance		0	0
Additions due to business combination (note 9)		88,961
Exchange rate changes		0	0
Additions		0	0
Impairment loss	[1]	0
Disposals			0
Write-off		0
Transfers		0	0
Ending balance		88,961	0	0
Balance at December 31		88,961	0	0
Customer relationship | Amortization
Intangible assets
Beginning balance		0	0	0
Exchange rate changes		0	0	0
Investment spin-off				0
Amortization additions		(4,766)	0	0
Impairment loss	[1]	0
Disposals			0	0
Write-off		0
Ending balance		(4,766)	0	0
Balance at December 31		(4,766)	0	0
Non-compete agreement
Intangible assets
Beginning balance		0
Ending balance		13,897	0
Balance at December 31		13,897	0
Non-compete agreement | Cost
Intangible assets
Beginning balance		0	0
Additions due to business combination (note 9)		16,257
Exchange rate changes		0	0
Additions		0	0
Impairment loss	[1]	(2,795)
Disposals			0
Write-off		0
Transfers		0	0
Ending balance		13,462	0	0
Balance at December 31		13,462	0	0
Non-compete agreement | Amortization
Intangible assets
Beginning balance		0	0	0
Exchange rate changes		0	0	0
Investment spin-off				0
Amortization additions		(1,189)	0	0
Impairment loss	[1]	(1,624)
Disposals			0	0
Ending balance		(435)	0	0
Balance at December 31		(435)	0	0
Brands
Intangible assets
Beginning balance		0
Ending balance		14,541	0
Balance at December 31		14,541	0
Brands | Cost
Intangible assets
Beginning balance		0	0
Additions due to business combination (note 9)		20,501
Exchange rate changes		0	0
Additions		0	0
Impairment loss	[1]	0
Disposals			0
Write-off		0
Transfers		0	0
Ending balance		20,501	0	0
Balance at December 31		20,501	0	0
Brands | Amortization
Intangible assets
Beginning balance		0	0	0
Exchange rate changes		0	0	0
Investment spin-off				0
Amortization additions		(5,960)	0	0
Impairment loss	[1]	0
Disposals			0	0
Write-off		0
Ending balance		(5,960)	0	0
Balance at December 31		(5,960)	0	0
Goodwill
Intangible assets
Beginning balance		14,570
Ending balance		619,469	14,570
Balance at December 31		619,469	14,570
Goodwill | Cost
Intangible assets
Beginning balance		14,570	14,570
Additions due to business combination (note 9)		595,721
Exchange rate changes		9,178	0
Additions		0	0
Impairment loss	[1]	0
Disposals			0
Write-off		0
Transfers		0	0
Ending balance		619,469	14,570	14,570
Balance at December 31		619,469	14,570	14,570
Goodwill | Amortization
Intangible assets
Beginning balance		0	0	0
Exchange rate changes		0	0	0
Investment spin-off				0
Amortization additions		0	0	0
Impairment loss	[1]	0
Disposals			0	0
Write-off		0
Ending balance		0	0	0
Balance at December 31		0	0	0
Internally developed | Software
Intangible assets
Beginning balance		2,385
Ending balance		3,911	2,385
Balance at December 31		3,911	2,385
Internally developed | Software | Cost
Intangible assets
Beginning balance		13,351	11,444
Additions due to business combination (note 9)		22,613
Exchange rate changes		0	0
Additions		1,428	646
Impairment loss	[1]	(20,723)
Disposals			0
Write-off		0
Transfers		(88)	1,261
Ending balance		16,581	13,351	11,444
Balance at December 31		16,581	13,351	11,444
Internally developed | Software | Amortization
Intangible assets
Beginning balance		(10,966)	(9,486)	(7,583)
Exchange rate changes		0	0	0
Investment spin-off				0
Amortization additions		(1,708)	(1,480)	(1,903)
Impairment loss	[1]	0
Disposals			0	0
Write-off		4
Ending balance		(12,670)	(10,966)	(9,486)
Balance at December 31		R$ (12,670)	R$ (10,966)	R$ (9,486)

[1]	After the consummation of the Dextra Group acquisition, the Company decided to discontinue the investment in the intangible assets, acquired in the business combination and initially recognized as internally developed software, in the amount of R$20,723, due to growth strategies in the digital transformation market, with the purpose more directed to the development of customized and on demand software for customers. The residual amount with respect to a non-compete agreement, in the amount of R$1,171, was also recognized as impairment. The total amount of impairment loss of intangible assets was recognized in the caption “Other income (expenses), net” (note 24.1), in the amount of R$21,895, as of December 31, 2021.